Convertible Preferred Stock and Stockholders' Equity - Stock-based Compensation Expense (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock based compensation expenses	$ 4,228	$ 3,430
Research and development
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock based compensation expenses	2,176	1,501
Sales and marketing expense
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock based compensation expenses	715	1,020
General and administrative expense
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock based compensation expenses	1,070	668
Cost of sales
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock based compensation expenses	$ 267	$ 241